Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Dividends (in dollars per share)	$ 1.05	$ 0.75	$ 0.66
Purchase of treasury stock (in shares)	468,918	520,918	4,870